Provisions - Summary of Provisions (Detail) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Current Provisions
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	€ 1,234
Utilization	0
Reversals	315
Additions	23
FX	(2)
Dec. 31, 2021	940
Current Provisions | Litigation
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	783
Utilization	0
Reversals	75
Additions	0
FX	0
Dec. 31, 2021	708
Current Provisions | Asset retirement obligations
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	206
Utilization	0
Reversals	0
Additions	0
FX	(2)
Dec. 31, 2021	204
Current Provisions | Onerous contracts
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	240
Utilization	0
Reversals	240
Additions	0
FX	0
Dec. 31, 2021	0
Current Provisions | Other
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	5
Utilization	0
Reversals	0
Additions	23
FX	0
Dec. 31, 2021	28
Non Current Provisions
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	211
Utilization	0
Reversals	0
Additions	8
FX	(2)
Dec. 31, 2021	217
Non Current Provisions | Asset retirement obligations
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	206
Utilization	0
Reversals	0
Additions	0
FX	(2)
Dec. 31, 2021	204
Non Current Provisions | Other
Disclosure Of Detailed Information About Provisions Explanatory [Line Items]
Jan. 1, 2021	5
Utilization	0
Reversals	0
Additions	8
FX	0
Dec. 31, 2021	€ 13